Investments in associates and joint ventures - Additional information (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) oz $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) shares	Feb. 06, 2020 USD ($)	Jun. 30, 2018 USD ($)
Investments in associates and joint ventures
Impairment loss	$ 2,083	$ 5,693	$ 21,620
Number of shares acquired in business combination | shares			63,920
Percentage of voting equity interests acquired			5.00%
Consideration transferred, acquisition-date fair value			$ 47,900
Minera Yanacocha S.R.L. [Member]
Investments in associates and joint ventures
Proportion of ownership interest in associate	43.65%	43.65%
Impairment loss		$ 0
Consideration transferred, acquisition-date fair value					$ 48,000
Average production capacity | oz	200,000
Interest and penalties				$ 21,000
Value added tax payables				$ 8,100
Sociedad Minera Cerro Verde Saa [Member]
Investments in associates and joint ventures
Proportion of ownership interest in associate	19.58%	19.58%
market capitalization of shares	$ 1,323,000	$ 1,426,000
market capitalization value per share | $ / shares	$ 19.30	$ 20.80
Transportadora Callao SA [Member]
Investments in associates and joint ventures
Percentage of voting equity interests acquired	8.00%